Fair value measurement: (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table sets forth the fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis based on the three-tier fair value hierarchy.

	Level 1	Level 2	Level 3	Total
As at June 30, 2023
Assets
Cash	$1,380,740	$-	$-	$1,380,740
Long term cash equivalent	22,811	-	-	22,811
Liabilities
Derivative liability – warrants	-	-	-	-
Total net assets measured and recorded at fair value	$1,403,551	$-	$-	$1,403,551

	Level 1	Level 2	Level 3	Total
As at December 31, 2022
Assets
Cash	$2,363,530	$-	$-	$2,363,530
Long term cash equivalent	22,310	-	-	22,310
Liabilities
Derivative liability – warrants	-	(51)	-	(51)
Total assets (liabilities) measured and recorded at fair value	$2,385,840	($51)	$-	$2,385,789